Mortgage Loans Payable, Net - Additional Information (Detail)	1 Months Ended
	Jan. 31, 2020 USD ($)	Mar. 31, 2021 USD ($) MortgageLoan		Dec. 31, 2020 USD ($) MortgageLoan		Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) MortgageLoan		Dec. 31, 2018 USD ($)
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Mortgage loans payable, gross		$ 18,628,000		$ 18,766,000			$ 27,099,000
Mortgage loans payable, net		$ 17,708,000	[1],[2]	$ 17,827,000	[1],[2],[3]	$ 18,233,000	$ 26,070,000	[1],[3]	$ 16,892,000
Number Of fixed rate mortgage loans payable | MortgageLoan		3		3			4
Payoff of mortgage loan payable	$ 7,738,000
Minimum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Effective interest rate		3.67%		3.67%			3.67%
Maximum
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Effective interest rate		5.25%		5.25%			5.25%
Mortgage Loans Payable, Net [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Weighted average interest rate		3.93%		3.93%			4.18%

[1]	Carrying amount is net of any discount/premium and deferred financing costs.
[2]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of March 31, 2021 and December 31, 2020 represented liabilities of Griffin American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $481,400,000 and $476,900,000 as of March 31, 2021 and December 31, 2020, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.
[3]	Such liabilities of Griffin-American Healthcare REIT IV, Inc. as of December 31, 2020 and 2019 represented liabilities of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries. Griffin-American Healthcare REIT IV Holdings, LP is a variable interest entity, or VIE, and a consolidated subsidiary of Griffin-American Healthcare REIT IV, Inc. The creditors of Griffin-American Healthcare REIT IV Holdings, LP or its consolidated subsidiaries do not have recourse against Griffin-American Healthcare REIT IV, Inc., except for the 2018 Credit Facility, as defined in Note 7, held by Griffin-American Healthcare REIT IV Holdings, LP in the amount of $476,900,000 and $396,800,000 as of December 31, 2020 and 2019, respectively, which is guaranteed by Griffin-American Healthcare REIT IV, Inc.